Assets and liabilities held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Non-Current Assets Held For Sale And Discontinued Operations [Abstract]
Assets held for sale
The assets held for sale can be detailed as follows:

(in thousands of USD)	December 31, 2022	December 31, 2021	December 31, 2020
Vessels	18,459	—	—
Of which in Tankers segment	18,459	—	—
Of which in FSO segment	—	—	—

(in thousands of USD)	(Estimated) Net sale price	Book Value	Asset Held For Sale	Impairment Loss	(Expected) Gain
At January 1, 2021	—	—	—	—	—

At December 31, 2021	—	—	—	—	—

At January 1, 2022	—	—	—	—	—

Assets transferred to assets held for sale
Cap Charles	40,523	18,459	18,459	—	22,064

At December 31, 2022	—	—	18,459	—	22,064